UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December, 31 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
		Name:			Arbor Capital Management, Inc.
		Address:		1400 W. Benson Blvd.
					Suite 575
					Anchorage, AK  99503
		13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Stanley J. Learman
Title:			President
Phone:			734-429-8464
Signature,		Place,			and Date of Signing:
Stanley J. Learman	Ann Arbor, Michigan	February 2, 2008

Report Type (Check only one.):
					[X]	13F HOLDINGS REPORT.
					[ ]	13F NOTICE.
					[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		75
Form 13F Information Table Value Total:		$95,683

List of Other Included Managers:

NONE

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Form 13F INFORMATION TABLE
                                 	            		VALUE	SHARES/ SH/	PUT/	INVSTMT	VOTING AUTHORITY
NAME OF ISSUER	              TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	SOLE	SHD	NONE
----------------------------  ----------------	---------	---------------	---	----	-------	----	---	------

ABB Ltd ADR                   SPONSORED ADR	000375204	3126	108543	SH		SOLE	0	0	108543
Airgas Inc                    COM		009363102	853	16368	SH		SOLE	0	0	16368
Amerisource Bergen            COM		03073E105	1165	25961	SH		SOLE	0	0	25961
Amgen                         COM		031162100	463	9977	SH		SOLE	0	0	9977
Apogee Enterprises Inc        COM		037598109	615	35955	SH		SOLE	0	0	35955
Applied Materials Inc         COM		038222105	1012	56962	SH		SOLE	0	0	56962
Arm Holdings ADR              SPONSORED ADR	042068906	619	83650	SH		SOLE	0	0	83650
Arthrocare Corp               COM		043136100	1246	25932	SH		SOLE	0	0	25932
Automatic Data Processing     COM		053015103	416	9337	SH		SOLE	0	0	9337
Bank Of America Corp          COM		060505104	252	6107	SH		SOLE	0	0	6107
Barclays Bank PLC ADR         SPONSORED ADR	06738E204	382	9465	SH		SOLE	0	0	9465
Bed Bath & Beyond             COM		075896100	603	20520	SH		SOLE	0	0	20520
Berkshire Hathaway Cl B       COM		084670207	2567	542	SH		SOLE	0	0	542
BHP Billiton Ltd ADR          SPONSORED ADR	088606108	2536	36212	SH		SOLE	0	0	36212
BP PLC ADR                    SPONSORED ADR	055622104	1448	19789	SH		SOLE	0	0	19789
Brady Corporation             COM		104674106	1350	38463	SH		SOLE	0	0	38463
Braintech Inc New             COM		105022206	3	10500	SH		SOLE	0	0	10500
C C A Industries              COM		124867102	868	89765	SH		SOLE	0	0	89765
Canadian National Railway     COM		136375102	848	18065	SH		SOLE	0	0	18065
Capstone Turbine              COM		14067D102	16	10000	SH		SOLE	0	0	10000
Cedar Fair LP                 DEPOSITORY UNIT	150185106	294	13929	SH		SOLE	0	0	13929
Cemex SA ADR                  SPONSORED ADR	151290889	1309	50620	SH		SOLE	0	0	50620
Clear Channel Commun          COM		184502102	992	28730	SH		SOLE	0	0	28730
Coca Cola Femsa ADR           ADR		191241108	2307	46820	SH		SOLE	0	0	46820
Conoco Phillips               COM		20825C104	2381	26964	SH		SOLE	0	0	26964
CPFL Energia SA ADR           SPONSORED ADR	126153105	1697	29955	SH		SOLE	0	0	29955
Devon Energy                  COM		25179M103	2568	28888	SH		SOLE	0	0	28888
Diageo PLC  ADR               ADR		25243Q205	1666	19413	SH		SOLE	0	0	19413
Duke Realty Corp              COM		264411505	1096	42015	SH		SOLE	0	0	42015
Energy Growth & Income Fund   COM		292697109	1126	45865	SH		SOLE	0	0	45865
Fastenal Co                   COM		311900104	850	21034	SH		SOLE	0	0	21034
First Natl Bank Alaska        COM		32111B104	518	259	SH		SOLE	0	0	259
Ford Motor Credit II          PFD TR CV6.5%	345395206	1353	41695	SH		SOLE	0	0	41695
Fording Canadian Coal Trust   TRUST UNIT	345425102	878	22734	SH		SOLE	0	0	22734
Fresenius Medical Care        SPONSORED ADR	358029106	1385	26250	SH		SOLE	0	0	26250
General Electric              COM		369604103	2548	68741	SH		SOLE	0	0	68741
Goodman Global Inc            COM		38239A100	1627	66305	SH		SOLE	0	0	66305
Great Plains Energy           COM		391164100	1303	44453	SH		SOLE	0	0	44453
Harrah's Entertainment        COM		413619107	2318	26118	SH		SOLE	0	0	26118
Home Depot Inc                COM		437076102	550	20402	SH		SOLE	0	0	20402
Hospitality Prop Trust        COM		44106M102	1522	47251	SH		SOLE	0	0	47251
Huntsman Corporation          COM		447011107	1783	69380	SH		SOLE	0	0	69380
Image Entertainment           COM		452439201	1360	370465	SH		SOLE	0	0	370465
Johnson & Johnson             COM		478190104	2532	37964	SH		SOLE	0	0	37964
Lloyds TSB Group ADR          SPONSORED ADR	539439109	1360	36115	SH		SOLE	0	0	36115
Macquarie Infrastructure      MEMBERSHIP INT	55608B105	1808	44611	SH		SOLE	0	0	44611
Medical Action Ind.           COM		58449L100	672	32236	SH		SOLE	0	0	32236
Medtronic Inc                 COM		585055106	1250	24868	SH		SOLE	0	0	24868
Microsoft Corp                COM		594918104	202	5662	SH		SOLE	0	0	5662
Midwest Express Hldg          COM		597911106	1548	104625	SH		SOLE	0	0	104625
Northwestern Corp             COM		668074305	2165	73396	SH		SOLE	0	0	73396
Novagold Resources            COM		66987E206	867	106217	SH		SOLE	0	0	106217
Paychex Inc                   COM		704326107	878	24250	SH		SOLE	0	0	24250
Penn National Gaming          COM		707569109	1366	22940	SH		SOLE	0	0	22940
Penn West Energy Trust        TRUST UNIT	707885109	950	36535	SH		SOLE	0	0	36535
PepsiCo Incorporated          COM		713448108	2178	28702	SH		SOLE	0	0	28702
Pfizer Incorporated           COM		717081103	967	42553	SH		SOLE	0	0	42553
Procter & Gamble Co           COM		742718109	1445	19683	SH		SOLE	0	0	19683
Radiation Therapy Svcs        COM		750323206	1575	50940	SH		SOLE	0	0	50940
Sasol Limited ADR             SPONSORED ADR	803866300	726	14677	SH		SOLE	0	0	14677
Service Corp Intl             COM		817565104	1479	105240	SH		SOLE	0	0	105240
Sonus Networks Inc            COM		835916107	951	163051	SH		SOLE	0	0	163051
Spartan Stores Inc            COM		846822104	2563	112188	SH		SOLE	0	0	112188
Stanley Works                 COM		854616109	522	10764	SH		SOLE	0	0	10764
Staples Inc                   COM		855030102	759	32900	SH		SOLE	0	0	32900
Starbucks Corp                COM		855244109	477	23284	SH		SOLE	0	0	23284
Stryker Corp                  COM		863667101	2442	32677	SH		SOLE	0	0	32677
Sysco Corporation             COM		871829107	1196	38333	SH		SOLE	0	0	38333
Templeton Global Income       COM		880198106	3367	398909	SH		SOLE	0	0	398909
U S Bancorp Del               COM		902973304	382	12030	SH		SOLE	0	0	12030
V S E Corporation             COM		918284100	1173	24023	SH		SOLE	0	0	24023
Vanguard Emg. Mkt. ETF        EMG MKT ETF	922042858	1976	18941	SH		SOLE	0	0	18941
Walgreen Company              COM		931422109	389	10215	SH		SOLE	0	0	10215
Western Union Company         COM		959802109	1248	51384	SH		SOLE	0	0	51384
Wyndham Worldwide Corp        COM		98310W108	451	19135	SH		SOLE	0	0	19135